UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM13F

                           FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2005
						-----------------
Check here if Amendment [ ]; Amendment Number:
						--------
   This Amendment (Check only one.):  [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      JDN Capital Management
           --------------------------
Address:   2420 Camino Ramon Suite 222
           --------------------------
           San Ramon, CA 94583
           --------------------------

           --------------------------

Form 13F File Number:  28- 11131
                           ---------------------

The institutional investment manager filing this report and the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  John Nguyen
       ----------------------------
Title: General Partner
       ----------------------------
Phone: 925-244-5990
       ----------------------------

Signature, Place, and Date of Signing

/s/ John Nguyen		        San Ramon, CA            Jan 20, 2005
---------------------     -------------------------      ------------
     [Signature]                 [City, State]              [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE (Check here if no holdings are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers (s).)

FORM13F SUMMARY


Report Summary:


Number of Other Included Managers:		0
                                         -----------------

Form 13F Information Table Entry Total:  	141
					 -----------------

Form 13F Information Table Value Total:       94,156
					 -----------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE




column 1              		column 2 column 3     column 4  column 5               column 6    column 7     column 8
--------              		-------- --------     --------  --------               ----------  --------     --------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                       Investment  Other        Voting Authority
Name of Issuer        		Title of Cusip        Value     Shrs or  sh/  put/     Discretion  Managers     Sole    Shared None
                      		Class                 (x$1000)  prn amt  prn  call
------------------    		-------  -------      --------  -------  ---  ----     ----------  --------     ----    ----   ----


AVX Corp			com	 002444107     686	 56000   sh            SOLE                      56000	0      0
Adaptec Inc			com	 00651F108     497	103700   sh            SOLE                     103700	0      0
Advanced Digital Information	com	 007525108     907	111381   sh            SOLE		        111381	0      0
Aeroflex Inc			com	 007768104    1255	134559   sh            SOLE		        134559	0      0
Agrium Inc			com	 008916108     471	 25800   sh            SOLE      	         25800	0      0
Amicas Inc			com	 001712108     839	228024   sh            SOLE		        228024	0      0
Andrew Corp			com	 034425108     910	 77700   sh            SOLE                      77700  0      0
Apac Customer Services Inc	com	 00185E106     102	 81830   sh            SOLE		         81830	0      0
Ascential Software Corp		com new  04362P207    1401	 75600   sh            SOLE      	         75600	0      0
Avid Technolgy Inc		com	 05367P100     568	 10500   sh            SOLE		         10500  0      0
Avnet Inc			com	 053807103    1435	 77892	 sh            SOLE      	         77892	0      0
BMC Software			com	 055921100     270	 18000   sh            SOLE		         18000	0      0
Bed Bath & Beyond Inc		com	 075896100     274	  7500   sh            SOLE      	          7500	0      0
Bisys Group Inc			com	 055472104     831	 53000   sh	       SOLE                      53000	0      0
Borland Software Corp		com	 099849101    1252	154208   sh            SOLE		        154208	0      0
Boston Scientific Corp		com	 101137107     293	 10000	 sh	       SOLE		         10000	0      0
Brink's Co			com	 109696104     993	 28700   sh            SOLE      	         28700	0      0
Brocade Communications Sys	com	 111621108    1130	190958   sh            SOLE		        190958	0      0
Brooktrout Inc			com	 114580103     752	 66853   sh            SOLE		         66853	0      0
CDI Corp			com	 125071100     224	 10100   sh            SOLE		         10100	0      0
Cadence Design Systems		com	 127387108     284	 19000   sh            SOLE		         19000	0      0
CalAmp Corp			com	 128126109     181	 29800   sh            SOLE      	         29800	0      0
Captaris Inc			com	 14071N104     566	139715   sh	       SOLE       	        139715	0      0
Carreker Corp			com	 144433109    1134	202065   sh            SOLE                     202065	0      0
Carrington Labs Inc		com	 144525102      53	 10300   sh            SOLE		         10300	0      0
Celestica Inc		    sub vtg shs	 15101Q108     138	 10200   sh            SOLE		         10200	0      0
Central Fght Lines Inc Nev	com	 153491105     169	 47446   sh            SOLE		         47446	0      0
Century Business Svcs Inc	com	 156490104     402	 97962   sh            SOLE      	         97962	0      0
Clear Channel Communications	com	 184502102     517	 15000   sh            SOLE		         15000	0      0
Coherent Inc			com	 192479103     996	 29493   sh            SOLE      	         29493	0      0
Comfort Sys USA Inc		com	 199908104     347	 44800   sh            SOLE      	         44800	0      0
CompuDyne Corp		  com par $.075	 204795306      84	 13139   sh            SOLE      	         13139	0      0
Computer Horizons Corp		com	 205908106     359	 98386   sh            SOLE		         98386	0      0
Computer Task Group		com	 205477102     160	 40300   sh            SOLE      	         40300	0      0
Comverse Technology	  com par $0.10	 205862402     889	 35250   sh            SOLE		         35250	0      0
Concord Communications Inc	com	 206186108    1141	112700   sh            SOLE		        112700	0      0
Copart Inc			com	 217204106     382	 16200   sh            SOLE      	         16200	0      0
Curative Health Services	com	 23126W100	88	 26000   sh            SOLE      	         26000	0      0
Datastream Sys Inc		com	 238124101    1185	168808   sh            SOLE		        168808	0      0
DoubleClick Inc			com	 258609304    1113	144500   sh            SOLE		        144500	0      0
Ducommun Inc Del		com	 264147109     300	 15000   sh            SOLE 		         15000	0      0
E M C Corp Mass			com	 268648102     850	 69000   sh            SOLE		         69000	0      0
Ellis Perry Intl Inc		com	 288853104    1291	 57542   sh            SOLE		         57542	0      0
Fairchild Semi Intl 		com	 303726103     383	 25000   sh	       SOLE		         25000	0      0
Finisar				com	 31787A101      31	 24500   sh            SOLE		         24500	0      0
First Consulting Group Inc	com	 31986R103     544	104700   sh            SOLE                     104700	0      0
GSI Lumonics Inc		com	 36229U102     402	 44522   sh            SOLE		         44522	0      0
Gap Inc Del			com	 364760108     961	 44000   sh            SOLE		         44000	0      0
Gartner Inc			com	 366651107     189	 19800   sh            SOLE		         19800	0      0
Glenayre Technologies Inc	com	 377899109     173	 96600   sh            SOLE		         96600	0      0
HMS Hldgs Corp			com	 40425J101	93	 12500   sh            SOLE		         12500	0      0
Hayes Lemmerz Intl Inc		com new	 420781304     128	 24584   sh            SOLE		         24584	0      0
Health Net Inc			com	 42222G108     975	 29800   sh            SOLE		         29800	0      0
Hewitt Assocs Inc		com	 42822Q100    1653	 62159   sh            SOLE      	         62159	0      0
Hewlett Packard Co		com	 428236103     304	 13838   sh            SOLE		         13838	0      0
Hilb Rogal & Hobbs Co		com	 431294107     526	 14700   sh            SOLE		         14700	0      0
Hooper Holmes Inc		com	 439104100     432	113200   sh            SOLE		        113200	0      0
ICT Group Inc			com	 44929Y101     867	 76886   sh            SOLE		         76886	0      0
IVAX Corp			com	 465823102    1495	 75625   sh            SOLE      	         75625	0      0
Ibis Technology Corp		com	 450909106     128	 57800   sh            SOLE                      57800	0      0
InFocus corp			com	 45665B106     475	 82800	 sh            SOLE		         82800	0      0
Inforte Corp			com	 45677R107     279	 51591   sh            SOLE		         51591	0      0
Innovex Inc			com	 457647105     403	114298	 sh            SOLE		        114298	0      0
Intel Corp			com	 458140100    1029	 44300	 sh            SOLE		         44300	0      0
JDA Software Group Inc		com	 46612K108    1548	110270	 sh            SOLE		        110270	0      0
Jabil Circuit Inc		com	 466313103    1201	 42100	 sh            SOLE		         42100	0      0
Jones Apparel Group Inc		com	 480074103    1403	 41900   sh            SOLE		         41900	0      0
Keane Inc			com	 486665102     387	 29700   sh            SOLE		         29700	0      0
Kellwood Co			com	 488044108     677	 23500   sh            SOLE		         23500	0      0
Kforce Inc			com	 493732101     854	 77664   sh            SOLE      	         77664	0      0
LIN TV Corp		     com ser A   532774106     676	 39900   sh            SOLE		         39900	0      0
Lawson Software Inc		com	 520780107    1075	182179   sh            SOLE      	        182179	0      0
Liberty Media Corp		com	 530718105     394	 38000   sh            SOLE      	         38000	0      0
Linen N Things Inc		com	 535679104     867	 34900   sh            SOLE		         34900	0      0
MPS Group Inc			com	 553409103    1759	167400   sh            SOLE	                167400	0      0
MRO Software Inc		com	 55347W105     779	 55517   sh            SOLE                      55517	0      0
Manor Care Inc New		com	 564055101     851	 23400   sh            SOLE                      23400	0      0
Manugistic Group Inc		com	 565011103     174	103278   sh            SOLE                     103278	0      0
Mentor Graphics Corp		com	 587200106     318	 23200   sh            SOLE                      23200	0      0
Merix Corp			com	 590049102    1182	105398   sh            SOLE                     105398	0      0
Modtech Hldgs Inc		com	 60783C100     822	 96713   sh            SOLE                      96713	0      0
Motorola Inc			com	 620076109     320	 21400   sh            SOLE                      21400	0      0
NMS Communications Corp		com	 629248105     109	 25469   sh            SOLE                      25469	0      0
Nassda Corp			com	 63172M101     328	 49238   sh            SOLE                      49238	0      0
Newell Rubbermaid Inc		com	 651229106    1022	 46600   sh            SOLE                      46600	0      0
Nokia Corp		  sponsored ADR	 654902204    1173	 76000   sh            SOLE                      76000	0      0
Nortel Networks Corp		com	 656568102     371	135800   sh            SOLE                     135800	0      0
Novell Inc			com	 670006105    1422	238671   sh            SOLE                     238671	0      0
Nu Horizons Electrs Corp	com	 669908105     175	 24518   sh            SOLE                      24518	0      0
On-Assignment Inc		com	 682159108     920	180450   sh            SOLE                     180450	0      0
Optical Communication Prods	Cl A	 68382T101     178	102519   sh            SOLE                     102519	0      0
Osteotech Inc			com	 688582105     520	137804   sh            SOLE                     137804	0      0
PC-Tel Inc			com	 69325Q105     216	 29331   sh            SOLE                      29331	0      0
Park Electrochemical Corp	com	 700416209     766	 37800   sh            SOLE                      37800	0      0
Pec Solutions Inc		com	 705107100     277	 22008   sh            SOLE                      22008	0      0
Pervasive Software Inc		com	 715710109     351	 76350   sh            SOLE                      76350	0      0
Pfizer Inc			com	 717081103     263	 10000   sh            SOLE                      10000	0      0
Photronics Inc			com	 719405102    1462	 80766   sh            SOLE                      80766	0      0
Pinnacle Sys Inc		com	 723481107     645	115404   sh            SOLE                     115404  0      0
Pixelworks Inc			com	 72581M107     143	 17500   sh            SOLE                      17500  0      0
Powerwave Technologies Inc	com	 739363109     705	 91100   sh            SOLE                      91100  0      0
Pride Intl Inc Del		com	 74153Q102     276	 11100   sh            SOLE                      11100  0      0
RCM Technologies Inc		com new	 749360400     413	 81900   sh            SOLE                      81900  0      0
RF MicroDevices Inc		com	 749941100     540	103500   sh            SOLE                     103500  0      0
Radiant Systems Inc		com	 75025N102    1696	173025   sh            SOLE                     173025  0      0
Regeneration Tech Inc Del	com	 75886N100    1474	142921   sh            SOLE                     142921  0      0
RehabCare Group			com	 759148109     574	 20000   sh            SOLE                      20000  0      0
Retek Inc			com	 76128Q109    1107	 98645   sh            SOLE                      98645  0      0
SCS Transn Inc			com	 81111T102     439	 23600   sh            SOLE                      23600  0      0
Scholastic Corp			com	 807066105     795	 21549   sh            SOLE                      21549  0      0
Schulman A Inc			com	 808194104    1197	 68720   sh            SOLE                      68720  0      0
Sentry Technology		com	 81731K101       7	 45100   sh            SOLE                      45100  0      0
Siebel Sys Inc			com	 826170102     737	 80741   sh            SOLE                      80741  0      0
Six Flags Inc			com	 83001P109    1002	243300   sh            SOLE                     243300  0      0
Skyworks Solutions Inc		com	 83088M102    1022	161023   sh            SOLE                     161023	0      0
Solectron Corp			com	 834182107     525	151274   sh            SOLE                     151274	0      0
Sonic Innovations Inc		com	 83545M109     578	103550   sh            SOLE                     103550	0      0
SourceCorp			com	 836167106     733	 36400   sh            SOLE                      36400	0      0
Southwest Airls Co		com	 844741108    1804	126700   sh            SOLE                     126700	0      0
Stewart & Stevenson Svcs Inc	com	 860342104     955	 41700   sh            SOLE                      41700	0      0
Stonepath Group			com	 861837102      51	 47292   sh            SOLE                      47292	0      0
Sun Microsystems Inc		com	 866810104    1146	283600   sh            SOLE                     283600	0      0
SupportSoft Inc			com	 868587106     528	100000   sh            SOLE                     100000	0      0
Swift Transn Co			com	 870756103    1242	 56093   sh            SOLE                      56093	0      0
Sycamore Networks Inc		com	 871206108     549	154126   sh            SOLE                     154126	0      0
TII Network Technologies Inc	com new	 872479209	29	 15000   sh            SOLE                      15000	0      0
Technitrol Inc			com	 878555101    1049	 70300   sh            SOLE                      70300	0      0
Tellabs Inc			com	 879664100     913	125000   sh            SOLE                     125000	0      0
Texas Instrs Inc		com	 882508104     724	 28400   sh            SOLE                      28400	0      0
Tredegar Corp			com	 894650100     189	 11200   sh            SOLE                      11200	0      0
TriPath Technology Inc		com	 89672P104	40	 45000   sh            SOLE                      45000	0      0
VA Software Corp		com	 91819B105	33	 19800   sh            SOLE                      19800	0      0
Verisity Ltd			ord	 M97385112    1321	110781   sh            SOLE                     110781	0      0
Verity Inc			com	 92343C106    1588	168005   sh            SOLE                     168005	0      0
Vignette Corp			com	 926734104	48	 36768   sh            SOLE                      36768	0      0
Vivus Inc			com	 928551100     165	 55200   sh            SOLE                      55200	0      0
W-H Energy Svcs Inc		com	 92925E108     649	 27100   sh            SOLE                      27100	0      0
WebMD Corp			com	 94769M105    1005	118200   sh            SOLE                     118200	0      0
WebMethods Inc			com	 94768C108     827	150837   sh            SOLE                     150837	0      0
Zilog Inc			com	 989524301     174	 33729   sh            SOLE                      33729	0      0
Zomax Inc Minn			com	 989929104     490	165477   sh            SOLE                     165477	0      0

